Note Receivable (Details Narrative) (OWP Ventures, Inc.) - KRG Logistics, Inc. [Member] - OWP Ventures, Inc. [Member] - USD ($)	Dec. 31, 2018	Oct. 02, 2018	Jul. 02, 2018
Note receivable	$ 50,000		$ 50,000
Unsecured promissory note, receivable net		$ 60,000
Unsecured promissory note, principal		50,000
Unsecured promissory note, interest		$ 10,000